Description of Business - Additional Information (Detail)							1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 05, 2025 USD ($) shares	Dec. 11, 2024 USD ($) shares	Oct. 18, 2024 $ / shares shares	Jul. 03, 2024 USD ($) shares	Nov. 10, 2022	Aug. 02, 2022 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Description of Business [Line Items]
Reverse stock split, description									As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.	As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.	As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split					50
Common stock, par value | $ / shares									$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued | shares									1,590,000	10,167,000	1,579,000		1,692,000
Common stock exchange ratio			0.1789
Common Stock, Shares Authorized | shares									75,000,000	75,000,000	75,000,000		75,000,000
Issuance of shares, shares | shares						19,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Common stock, par value | $ / shares							$ 0.001	$ 0.001				$ 0.001
Common Stock, Shares, Issued | shares							43,680,396	43,680,396		12,167,679		42,323,759
Common Stock, Shares Authorized | shares							75,000,000	75,000,000				75,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | July Two Thousand And Twenty Four Private Placement [Member]
Description of Business [Line Items]
Proceeds from private placement				$ 5,000,000
Issuance of shares, shares | shares				717,321
Royalty as a percentage of sales				1.50%
Subsequent Event [Member]
Description of Business [Line Items]
Payments for working capital loan							$ 250,000
Kintara Therapeutics Inc [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Reverse stock split, description			1-for-35
Reverse stock split			35
Common stock, par value | $ / shares			$ 0.001
Common Stock, Shares, Issued | shares			40,441,605
Common stock exchange ratio			0.1789
Contingent value rights entitled to receive common stock, shares | shares			1,539,918
Merger agreement, cash consideration		$ 9,005,000
Total merger consideration		15,000,000
Mergder consideration, advance amount		$ 5,995,000
Share component of merger consideration | shares		3,476,568
Holdback of shares | shares		869,142
Clinical trial expenses		$ 900,000
Working capital loan		2,000,000
Contingent working capital loan		1,750,000
Working capital deficit		$ 6,000,000
Common Stock, Shares Authorized | shares		200,000,000
Kintara Therapeutics Inc [Member] | Subsequent Event [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Merger agreement, cash consideration	$ 6,005,000
Total merger consideration	12,000,000
Mergder consideration, advance amount	$ 5,995,000
Share component of merger consideration | shares	3,998,053
Holdback of shares | shares	1,129,883
Clinical trial expenses	$ 900,000
Working capital deficit	$ 6,000,000
CTF Agreement [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Payments for working capital loan								$ 250,000
Payment Made								$ 852,000
CTF Agreement [Member] | Subsequent Event [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Interest rate, payable	5.00%